Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Schedule of Segment Revenue	Therefore, only segment revenue and segment results are presented.
	Six months Ended June 30, 2025
	Continuing operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	17,235	9,123	847,790	39,185	913,333
Cost of revenue	(7,233)	(1,345)	(748,240)	(28,010)	(784,828)
Gross profit	10,002	7,778	99,550	11,175	128,505
Gross profit %	58.0	85.3	11.7	28.5	14.1
	Six months Ended June 30, 2026
	Continuing operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	22,941	17,669	1,884,238	37,050	1,961,898
Cost of revenue	(11,425)	(3,607)	(1,749,509)	(28,151)	(1,792,692)
Gross profit	11,516	14,062	134,729	8,899	169,206
Gross profit %	50.2	79.6	7.2	24.0	8.6